LIABILITIES AND DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
LIABILITIES AND DEBT

NOTE 6: LIABILITIES AND DEBT

Accrued Expenses and Other Liabilities

The Company accrued expenses and other liabilities line in the consolidated balance sheets is comprised of the following as of September 30, 2025 and December 31, 2024:

	September 30,	December 31,
	2025	2024
Accrued expenses	$591,371	$591,371
Payroll related liabilities	4,553,233	4,268,880
Sales tax liability	161,562	187,971
Other liabilities	208,880	208,880
	$5,515,046	$5,257,102

Payroll related liabilities are primarily related to overdue payroll taxes due to be remitted to federal and state authorities by the parent company (Digital Brands Group, Inc.) and Bailey.

As of September 30, 2025, accrued expenses included $535,000 in common stock issuances pursuant to an advisory agreement for services performed in 2022. The 4 shares of common stock owed per the agreement are expected to be issued in the fourth quarter of 2025 or early 2026.

Convertible Debt

On February 20, 2025, the Company settled the remaining convertible debt principal in cash, along with $47,000 of accrued interest. As of September 30, 2025 and December 31, 2024, the outstanding principal balance was $0 and $100,000, respectively.

Sixth Street Diagonal Promissory Note

On January 16, 2025, the Company entered into a loan agreement with 1800 Diagonal Lending, LLC for a $121,900 promissory note, with a purchase price of $100,000 and a 12% one-time interest charge. The Company will make nine monthly payments of $15,170, with the note maturing on October 16, 2025. As of September 30, 2025, there is $15,170 outstanding, net of debt discount of $0.

Loan Payable — PPP and SBA Loan

In April 2022, Bailey received notification of full forgiveness of its second U.S. Small Business Administration (“SBA”) Paycheck Protection Program (“PPP”) loan totaling $1,347,050 and partial forgiveness of its first PPP loan totaling $413,705. As of September 30, 2025 and December 31, 2024, Bailey had an outstanding PPP loan balance of $933,295 maturing in April 2026.

In June 2020, the Company received a SBA loan in the principal amount of $150,000, bearing interest at a rate of 3.75% per annum. As of September 30, 2025 and December 31, 2024, the Company maintained an outstanding balance of $150,000 on this loan. The loan matures in April 2050.

Merchant Advances

Future Sales Receipts

From 2022 through 2024, the Company obtained several merchant advances. These advances are, for the most part, secured by expected future sales transactions of the Company with expected payments on a weekly basis. The Company made total cash repayments, pertaining to principal and interest, of $169,998 for the nine months ended September 30, 2025.

DIGITAL BRANDS GROUP, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

The following is a summary of the merchant advances as of September 30, 2025 and December 31,2024:

	September 30,	December 31,
	2025	2024
Principal	$1,688,159	$1,858,157
Less: unamortized debt discount	-	-
Merchant cash advances, net	$1,688,159	$1,858,157

Promissory Note Payable

As of September 30, 2025, and December 31, 2024, the outstanding principal on the note to the sellers of Bailey was $3,500,000. Interest expense was $105,000 and $105,000 for the three months ended September 30, 2025 and 2024, respectively, and $315,000 and $315,000 for the nine months ended September 30, 2025 and 2024 respectively, which was accrued and unpaid as of December 31, 2024. The note matures on December 8, 2025.

NOTE 8: LIABILITIES AND DEBT

Accrued Expenses and Other Liabilities

The Company accrued expenses and other liabilities line in the consolidated balance sheets is comprised of the following as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Accrued expenses	$591,371	$617,374
Payroll related liabilities	4,268,880	3,895,640
Sales tax liability	187,971	145,545
Other liabilities	208,880	99,934
	$5,257,102	$4,758,492

Payroll related liabilities are primarily related in DBG and Bailey44 payroll taxes due to remit to federal and state authorities. The amounts are subject to further penalties and interest.

As of December 31, 2024, accrued expenses included $535,000 in accrued common stock issuances pursuant to an advisory agreement for services performed in 2022. The 4 shares of common stock owed per the agreement are expected to be issued in the second quarter of 2025.

Convertible Debt

As of December 31, 2024 and 2023, there was $100,000 remaining in outstanding principal that was not converted into equity (see table below).

Target Capital Convertible Promissory Note

On April 30, 2024, the Company issued a convertible promissory note in the original principal amount of $250,000 (the “Note”) to Target Capital 1 LLC, an Arizona limited liability company (the “Note Holder”), with a maturity date of April 30, 2025 (the “Maturity Date”). Pursuant to the terms of the Note, the Company agreed to pay the principal sum and a one-time interest charge of $50,000 to the Note Holder. In May 2024, the Company fully repaid the Note Holder $300,000, including the principal and interest. The Company issued 1,000 shares of common stock to the Note Holder as commitment shares.

Loan Payable — PPP and SBA Loan

In April 2022, Bailey received notification of full forgiveness of its 2nd PPP Loan totaling $1,347,050 and partial forgiveness of its 1st PPP Loan totaling $413,705. As of December 31, 2024 and December 31, 2023, Bailey had an outstanding PPP Loan balance of $933,295 and matures in 2026.

Merchant Advances

Future Sales Receipts

From 2022 through 2024, the Company obtained several merchant advances. These advances are, for the most part, secured by expected future sales transactions of the Company with expected payments on a weekly basis. The Company made total cash repayments, pertaining to principal and interest, of $1,838,682 for the year ending December 31, 2024.

The following is a summary of the merchant advances as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Principal	$1,858,157	$2,960,946
Less: unamortized debt discount	-	(1,966,881)
Merchant cash advances, net	$1,858,157	$994,065

Other

The Company has outstanding merchant advances with Shopify Capital. During the year ending December 2024, the Company made repayments of $20,199. As of December 31, 2024, the remaining principal outstanding was $6,664. These advances are, for the most part, secured by expected future sales transactions of the Company with expected payments on a daily basis.

The Company also had outstanding merchant advances with Gynger, Inc. In May 2024, the Company converted the outstanding principal and accrued interest of $313,816 owed to Gynger for 2,120 shares of common stock.

Promissory Note Payable

As of December 31, 2024, and 2023, the outstanding principal on the note to the sellers of Bailey was $3,500,000. On July 5, 2023, the parties agreed to extend the maturity date to June 30, 2024. Interest expense was $420,000 and $420,000 for the years ended December 31, 2024 and 2023 respectively, which was accrued and unpaid as of December 31, 2024. The aforesaid mentioned Promissory note are in default as of December 31 2024 and the parties are currently working on an extension.

In March 2023, the Company and various purchasers executed a Securities Purchase Agreement (“March 2023 Notes”) whereby the investors purchased from the Company promissory notes in the aggregate principal amount of $2,458,750, consisting of original issue discount of $608,750. The Company received net proceeds of $1,850,000 after additional fees. The March 2023 Notes are due and payable on September 30, 2023 (the “Maturity Date”). If the Company completes a debt or equity financing of less than $7,500,000, the Company is required to repay 50% of the remaining balance of the March 2023 Notes. Following such 50% repayment, the Company must also use any proceeds from any subsequent debt or equity financing to repay the March 2023 Notes. Upon the closing of any debt or equity financing of $7,500,000 or greater, the Company is required to repay 100% of the Notes with no penalties. There is no additional interest after the 20% original interest discount. Upon the Company’s equity financing in September 2023, the Company repaid an aggregate $1,247,232 principal to the respective noteholders. The Company recognized a debt discount of $608,750, which was fully amortized through December 31, 2023. The notes contain certain conversion provisions upon an event of default.

In May 2024, the Company repaid $500,000 of these notes. The parties mutually extended the maturity date to November 4, 2024 which initially had maturity date of September 30, 2024 and acknowledged that the default provisions had not been triggered. The remaining outstanding amount of $1,230,741 was fully repaid on November 4, 2024. During the year ended December 31, 2024, the Company fully amortized the debt discount pertaining to these notes.

The following is a summary of promissory notes payable, net:

	December 31, 2024	December 31, 2023
Bailey Note	$3,500,000	$3,500,000
March 2023 Notes - principal	-	1,730,740
March 2023 Notes - unamortized debt discount	-	(346,148)
Promissory note payable, net	$3,500,000	$4,884,592